Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement 2015 Fund	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNI Past 1 year	IXZNI Past 5 years	IXZNI Past 10 years
Total	5.32%	7.60%	7.89%	3.65%	5.33%	6.29%	3.63%	5.38%	5.90%	(1.54%)	3.57%	2.90%	5.55%	7.82%	7.95%